Discontinued Operations and Disposition of Subsidiaries - Summary of Net Loss from Discontinued Operations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 4,283.8	$ 4,028.7
Income before income taxes and discontinued operations	226.3	263.5
Net loss from discontinued operations	(123.9)
Construction services group [member] | Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	884.4	1,111.4
Expenses	(953.8)	$ (1,111.4)
Impairment of goodwill	(53.0)
Income before income taxes and discontinued operations	(122.4)
Income taxes on operating activities	10.8
Loss from operating activities, net of income taxes	(111.6)
Gain on disposal of discontinued operations before income taxes	1.5
Income taxes on disposal of discontinued operations	(13.8)
Loss on disposal of discontinued operations, net of income taxes	(12.3)
Net loss from discontinued operations	$ (123.9)